Consolidated Balance Sheets - USD ($)	Nov. 30, 2025	Sep. 30, 2025	Dec. 31, 2024	Nov. 30, 2024	Dec. 31, 2023
Current assets
Cash		$ 4,350,000	$ 2,161,000		$ 14,486,000
Restricted cash			1,839,000
Accounts receivable, net		64,000	2,000		442,000
Contract assets, net		450,000
Deposits		3,000,000	36,000,000		25,125,000
Note receivable, current		156,000
Investment in M2i		1,910,000
Prepaids and other current assets		655,000	1,031,000
Current assets - discontinued operations		749,000	2,281,000
Total current assets		11,334,000	43,314,000		46,498,000
Property and equipment, net		341,000	680,000		846,000
Operating lease, right-of-use assets		139,000	167,000
Deposits		65,000	300,000		15,250,000
Forward purchase agreement					2,982,000
Restricted cash					2,237,000
Intangibles, net					1,391,000
Goodwill					635,000
Note receivable, non-current		1,711,000
Non-current assets - discontinued operations			1,838,000		1,873,000
TOTAL ASSETS		13,590,000	46,299,000		71,712,000
Current liabilities
Accounts payable and accrued expenses		2,662,000	5,452,000		4,255,000
Convertible note, net of discount		3,066,000	4,050,000
Loan from related party					1,000,000
Operating lease liability		42,000	39,000
Merger transaction costs payable in shares					4,250,000
Credit facility and other loans			28,855,000
Customer deposits and deferred revenue		1,909,000	11,386,000		2,831,000
Current liabilities - discontinued operations		1,710,000	12,418,000		15,194,000
Total current liabilities		9,389,000	62,200,000		47,637,000
Deferred income tax liability					305,000
Operating lease liability, non-current		96,000	128,000
Credit facility, non-current					8,054,000
Non-current liabilities - discontinued operations			305,000		965,000
Total Liabilities		9,485,000	62,633,000		56,961,000
Commitments and contingencies
Stockholders’ (deficit)
Common stock, authorized 1,000,000,000 shares, $.001 par value, 712,645,059 and 581,704,525 shares issued and outstanding at November 30, 2025 ended November 30, 2024, respectively		5,000	5,000		3,000
Additional paid in capital		97,205,000	87,968,000		78,410,000
Stock subscriptions receivable
Accumulated (deficit)		(93,105,000)	(104,307,000)		(63,662,000)
Total stockholders’ (deficit)		4,105,000	(16,334,000)		14,751,000
Total liabilities and stockholders’ (deficit)		$ 13,590,000	46,299,000		71,712,000
M2i Global Inc [Member]
Current assets
Cash	$ 411,267			$ 80,281
Prepaids and other current assets	76,716			5,139
Total current assets	487,983			85,420
TOTAL ASSETS	487,983			85,420
Current liabilities
Convertible note, net of discount	270,000			270,000
Derivative liability	381,439
Unissued stock liability	4,137,500
Related party loan				36,050
Promissory note				302,960
Total current liabilities	7,535,952			2,617,892
Total Liabilities	7,535,952			2,617,892
Commitments and contingencies
Stockholders’ (deficit)
Preferred stock, authorized 100,000 shares, $.001 par value, 100,000 and 100,000 shares issued and outstanding, respectively	100			100
Common stock, authorized 1,000,000,000 shares, $.001 par value, 712,645,059 and 581,704,525 shares issued and outstanding at November 30, 2025 ended November 30, 2024, respectively	712,645			581,705
Treasury stock	(435,000)			(435,000)
Additional paid in capital	5,168,037			3,321,905
Accumulated (deficit)	(12,493,751)			(6,001,182)
Total stockholders’ (deficit)	(7,047,969)			(2,532,472)
Total liabilities and stockholders’ (deficit)	487,983			85,420
Nonrelated Party [Member]
Current liabilities
Credit facility and other loans					20,107,000
Nonrelated Party [Member] | M2i Global Inc [Member]
Current liabilities
Accounts payable and accrued expenses	883,604			598,725
Related Party [Member]
Current liabilities
Related party loan			4,000
Related Party [Member] | M2i Global Inc [Member]
Current liabilities
Accounts payable and accrued expenses	$ 1,863,409			$ 1,410,157
Previously Reported [Member]
Current assets
Cash			2,161,000
Restricted cash			1,839,000
Accounts receivable, net			2,000
Deposits			36,000,000
Prepaids and other current assets			1,070,000		1,873,000
Current assets - discontinued operations			2,242,000		4,572,000
Total current assets			43,314,000
Property and equipment, net			683,000
Operating lease, right-of-use assets			167,000
Deposits			300,000
Forward purchase agreement
Restricted cash
Intangibles, net			1,200,000
Goodwill			635,000
Non-current assets - discontinued operations
TOTAL ASSETS			46,299,000
Current liabilities
Accounts payable and accrued expenses			5,710,000
Convertible note, net of discount			4,050,000
Loan from related party
Operating lease liability			39,000
Merger transaction costs payable in shares
Credit facility and other loans
Customer deposits and deferred revenue			11,538,000
Current liabilities - discontinued operations			12,008,000
Total current liabilities			62,200,000
Deferred income tax liability			305,000
Operating lease liability, non-current			128,000
Credit facility, non-current
Non-current liabilities - discontinued operations
Total Liabilities			62,633,000
Stockholders’ (deficit)
Common stock, authorized 1,000,000,000 shares, $.001 par value, 712,645,059 and 581,704,525 shares issued and outstanding at November 30, 2025 ended November 30, 2024, respectively			5,000
Additional paid in capital			87,968,000
Stock subscriptions receivable
Accumulated (deficit)			(104,307,000)
Total stockholders’ (deficit)			(16,334,000)
Total liabilities and stockholders’ (deficit)			46,299,000
Previously Reported [Member] | Nonrelated Party [Member]
Current liabilities
Credit facility and other loans			$ 28,855,000
Previously Reported [Member] | Related Party [Member]
Current liabilities
Related party loan					$ 202,000